Related Party Balances and Transactions (Details) - Schedule of related party transactions - USD ($)		12 Months Ended
		Apr. 30, 2023	Apr. 30, 2022
Sales to related parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 684,138	$ 1,914,667
Sales to related parties [Member] | The United Food LLC [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders
Total Related party transactions		$ 30,052	2,739
Sales to related parties [Member] | GF Supermarket of MP, Inc [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022
Total Related party transactions			702,082
Sales to related parties [Member] | Hong Kong Supermarket of Monterey Park, Ltd [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		John Xu, controls this entity
Total Related party transactions			822,699
Sales to related parties [Member] | HKGF Market of Alhambra, Inc [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		Grace Xu, spouse of John Xu, controls this entity with 100% ownership
Total Related party transactions		$ 654,086	387,147
Revenues Related Parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 246,196
Revenues Related Parties [Member] | The United Food LLC [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders
Total Related party transactions		$ 52,848
Revenues Related Parties [Member] | HKGF Market of Alhambra, Inc [Member]
Related Party Transaction [Line Items]
Nature		Supermarket product sales
Relationship		Grace Xu, spouse of John Xu, controls this entity with 100% ownership
Total Related party transactions		$ 8,379
Revenues Related Parties [Member] | Dai Cheong Trading Co Inc [Member]
Related Party Transaction [Line Items]
Nature		Import and wholesales of groceries
Relationship		John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.
Total Related party transactions		$ 184,969
Accounts Receivable Related Parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 289,615	409,463
Accounts Receivable Related Parties [Member] | GF Supermarket of MP, Inc [Member]
Related Party Transaction [Line Items]
Nature	[1]	Supermarket product sales
Relationship	[1]	Grace Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022
Total Related party transactions	[1]		114,158
Accounts Receivable Related Parties [Member] | HKGF Market of Alhambra, Inc [Member]
Related Party Transaction [Line Items]
Nature	[1]	Supermarket product sales
Relationship	[1]	Grace Xu, spouse of John Xu, controls this entity with 100% ownership
Total Related party transactions	[1]	$ 283,005	292,566
Accounts Receivable Related Parties [Member] | United Food LLC [Member]
Related Party Transaction [Line Items]
Nature	[1]	Supermarket product sales
Relationship	[1]	John Xu, is one of the United Food LLC’s shareholders
Total Related party transactions	[1]	$ 6,610	2,739
Accounts Payable Related Parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 465,310
Accounts Payable Related Parties [Member] | Hong Kong Supermarket of Monterey Park, Ltd [Member]
Related Party Transaction [Line Items]
Nature		Due on demand, non-interest bearing
Relationship		John Xu, controls this entity
Total Related party transactions		$ 438,725
Accounts Payable Related Parties [Member] | Dai Cheong Trading Co Inc [Member]
Related Party Transaction [Line Items]
Nature		Import and wholesales of groceries
Relationship		John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.
Total Related party transactions		$ 26,585
Other Receivables Related Parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 33,995	20,000
Other Receivables Related Parties [Member] | Good Fortune CA3, LP [Member]
Related Party Transaction [Line Items]
Nature	[2]	Due on demand, non-interest bearing
Relationship	[2]	John Xu, the Company’s Chairman and Chief Executive Officer, has majority ownership of this entity
Total Related party transactions	[2]		20,000
Other Receivables Related Parties [Member] | Ideal Investment [Member]
Related Party Transaction [Line Items]
Nature		Due on demand, non-interest bearing
Relationship		John Xu, has majority ownership of this entity
Total Related party transactions		$ 3,995
Other Receivables Related Parties [Member] | Ideal City Capital [Member]
Related Party Transaction [Line Items]
Nature		Due on demand, non-interest bearing
Relationship		John Xu, has majority ownership of this entity
Total Related party transactions		$ 30,000
Other Payables Related Parties [Member]
Related Party Transaction [Line Items]
Total Related party transactions		$ 241,585	354,555
Other Payables Related Parties [Member] | Ideal City Capital [Member]
Related Party Transaction [Line Items]
Nature		due on demand, non-interest bearing
Relationship		John Xu, has majority ownership of this entity
Total Related party transactions			30,825
Other Payables Related Parties [Member] | John Xu [Member]
Related Party Transaction [Line Items]
Nature		due on demand, non-interest bearing
Relationship		The Company’s Chairman and Chief Executive Officer
Total Related party transactions		$ 200,810	174,594
Other Payables Related Parties [Member] | Grace Xu [Member]
Related Party Transaction [Line Items]
Nature		due on demand, non-interest bearing
Relationship		Spouse of John Xu
Total Related party transactions		$ 40,775	40,775
Other Payables Related Parties [Member] | J&C Int’l Group LLC [Member]
Related Party Transaction [Line Items]
Nature		due on demand, non-interest bearing
Relationship		John Xu, has majority ownership of this entity
Total Related party transactions			$ 108,361

[1]	The accounts receivables as of April 30, 2022 have been repaid by the related parties on July 28, 2022.
[2]	This receivable had been repaid by the related party on July 29, 2022. During the year ended April 30, 2023, the Company incurred new short-term borrowing from related parties of $33,995.